Other long-term liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term liabilities

	As at September 30, 2024	As at September 30, 2023
	$	$
Deferred revenue	137,450	112,370
Deferred compensation plan liabilities (Note 17)	124,447	97,745
Other	39,185	33,477
	301,082	243,592